ROYALTY, STREAM, AND OTHER INTERESTS (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions	1 Months Ended						12 Months Ended
	Dec. 31, 2023 USD ($) Share	Nov. 30, 2023 $ / shares	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Feb. 28, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) Share shares	Dec. 31, 2022 USD ($) shares	Dec. 01, 2023 USD ($) Share	Nov. 03, 2023 CAD ($)
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Purchase price of acquisition							$ 8,777	$ 1,467
Sale of mineral claims							4,972	0
Gain on sales of mineral claims							5,093	0
Amount owed	$ 13,725					$ 10,585	13,725	10,585
Acquisition payables	2,928					0	2,928	0
Pine Valley [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest			3.00%
Fair value of NSR royalty	$ 100						$ 100
Sale of mineral claims			$ 5,000
Gain on sales of mineral claims			$ 5,000
Nova Royalty Corp [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Share exchange ratio									0.36
Number of Metalla Shares issued to Nova shareholders | Share									33,893,734
Number of Metalla Shares issued to Nova RSU holders | Share									741,597
Number of common shares issued for acquisitions | Share	34,943,542						34,943,542		34,635,331
Number of common shares issued for acquisitions of royalty interests | shares							34,943,542
Common shares issued for acquisitions of royalty interests							$ 112,100
Share price per share | $ / shares		$ 4.34
Exchange price per share | $ / shares		$ 1.356
Percentage of ownership interest in subsidiary	60.41%
Proportion of ownership interests held by non-controlling interests	39.59%
Mineral interests									$ 130,980
Current assets									1,000
Current liabilities									$ 6,187
Aranzazu [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest							1.00%
Fair value of NSR royalty	$ 10,400						$ 10,400
Taca Taca [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest							0.42%
Fair value of NSR royalty	34,600						$ 34,600
Vizcachitas [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest - open pit operations							0.98%
Percentage of NSR royalty interest - underground operations							0.49%
Fair value of NSR royalty	33,100						$ 33,100
NuevaUnión [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest							2.00%
Fair value of NSR royalty	21,200						$ 21,200
Copper World Complex [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest							0.315%
Right of first refusal on NSR royalty							0.36%
Fair value of NSR royalty	$ 12,700						$ 12,700
Lama Royalties Acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Purchase price of agreement				$ 6,500
Purchase price of acquisition paid in cash				$ 2,500
Number of common shares issued for acquisitions of royalty interests | shares				466,827			466,827
Common shares issued for acquisitions of royalty interests				$ 2,500			$ 2,100
Share price per share | $ / shares				$ 4.44
Transaction costs on acquisition				$ 200
Purchase price of agreement payable in shares				2,100
Estimation of mineral reserve of royalty				2,000
Outstanding payment of fair value acquisition date				$ 2,500
Discount rate of acquisition date				10.00%
Amount of estimated payment				$ 1,900
Acquisition payables				2,500
Accretion expense				$ 100
Lama Royalties Acquisition [Member] | Minimum [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest - gold				2.50%
Percentage of NSR royalty interest - other metals				0.25%
Lama Royalties Acquisition [Member] | Maximum [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest - gold				3.75%
Percentage of NSR royalty interest - other metals				3.00%
Alamos royalty portfolio acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Purchase price of agreement					$ 4,200
Number of common shares issued for acquisitions of royalty interests | shares					939,355		939,355
Common shares issued for acquisitions of royalty interests							$ 4,200
Share price per share | $ / shares					$ 4.42
Transaction costs on acquisition					$ 100
Zacatecas Silver Corp [Member] | Esperanza Project [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of GVR royalty interest					20.00%
Mayfair Gold Corp [Member] | Fenn Gibb South Project [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest					1.40%
Platinex Inc [Member] | Ronda Project [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest					2.00%
New Path Resources Inc [Member] | Northshore West Property [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest					2.00%
First Majestic Silver Corp [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Purchase price of agreement						$ 21,600		$ 21,600
Number of common shares issued for acquisitions of royalty interests | shares						4,168,056		4,168,056
Common shares issued for acquisitions of royalty interests								$ 21,600
Share price per share | $ / shares						$ 5.19
Transaction costs on acquisition						$ 300
First Majestic Silver Corp [Member] | La Encantada Mine [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of GVR royalty interest							100.00%
First Majestic Silver Corp [Member] | Del Toro Mine [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest							2.00%
First Majestic Silver Corp [Member] | San Martin Mine [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest							2.00%
First Majestic Silver Corp [Member] | La Luz Project [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest							2.00%
Sierra Madre Gold and Silver Ltd [Member] | La Guitarra Mine [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest							2.00%
GR Silver Mining Ltd [Member] | Plomosas Project [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest							2.00%
Silver Storm Mining Ltd [Member] | La Parrilla Mine [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest							2.00%
Silver Dollar Resources [Member] | La Joya Project [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest							2.00%
Monarch [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Amount owed										$ 10.1
Impairment charge							$ 1,100
Barrick [Member] | Del Carmen Royalty [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest							0.50%
Impairment charge							$ 1,300